Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)1
Australia (1.2%)
Orica Ltd.	1,504,811	21,441
Cleanaway Waste Management Ltd.	4,029,285	6,604
Brambles Ltd.	598,343	5,419
Newcrest Mining Ltd.	219,215	4,925
Coca-Cola Amatil Ltd.	587,345	4,217
QBE Insurance Group Ltd.	465,253	3,871
Alumina Ltd.	1,937,423	3,180
ALS Ltd.	609,411	3,148
BlueScope Steel Ltd.	354,327	3,013
carsales.com Ltd.	303,354	2,887
BHP Group Ltd.	94,476	2,746
DuluxGroup Ltd.	400,330	2,620
GUD Holdings Ltd.	268,799	1,893
Nine Entertainment Co. Holdings Ltd.	1,368,036	1,807
IPH Ltd.	260,193	1,365
Domain Holdings Australia Ltd.	586,717	1,312
Metcash Ltd.	691,550	1,251
Caltex Australia Ltd.	67,170	1,169
GWA Group Ltd.	483,945	1,163
* Asaleo Care Ltd.	1,253,175	797
Sigma Healthcare Ltd.	869,323	339
		75,167
Austria (0.1%)
Wienerberger AG	82,067	2,025
Oesterreichische Post AG	25,416	856
ANDRITZ AG	15,990	602
		3,483
Belgium (0.0%)
Anheuser-Busch InBev SA	29,812	2,638

Brazil (1.6%)
Banco Bradesco SA Preference Shares	4,668,960	45,888
B3 SA - Brasil Bolsa Balcao	2,656,900	25,919
Alpargatas SA Preference Shares	1,604,552	8,528
TOTVS SA	677,800	7,761
Natura Cosmeticos SA	402,926	5,927
MRV Engenharia e Participacoes SA	928,700	4,733
Porto Seguro SA	343,242	4,620
Itausa - Investimentos Itau SA Preference Shares	752,523	2,526
Embraer SA	199,222	1,007
* LPS Brasil Consultoria de Imoveis SA	569,300	709
LOG Commercial Properties e Participacoes SA	22,525	117
		107,735
Canada (3.1%)
Fairfax Financial Holdings Ltd.	94,631	46,447
Barrick Gold Corp.	2,221,213	35,028
* Shopify Inc. Class A	109,101	32,747
Brookfield Asset Management Inc. Class A	337,986	16,170

	Ritchie Bros Auctioneers Inc.	467,034	15,515
	Fairfax Financial Holdings Ltd.	27,770	13,599
	Canadian Natural Resources Ltd.	501,315	13,517
	PrairieSky Royalty Ltd.	522,948	7,348
	Gildan Activewear Inc.	186,395	7,214
	Ritchie Bros Auctioneers Inc. (XTSE)	205,269	6,826
*,2 Spin Master Corp.		223,072	6,451
			200,862
Chile (0.2%)
	Quinenco SA	1,465,008	3,866
	Cia Cervecerias Unidas SA	255,483	3,601
*	Cia Sud Americana de Vapores SA	60,919,641	2,103
	Enaex SA	95,150	1,100
			10,670
China (4.1%)
*	Alibaba Group Holding Ltd. ADR	524,556	88,886
	Ping An Insurance Group Co. of China Ltd.	4,780,500	57,485
*	Ctrip.com International Ltd. ADR	543,765	20,070
*	58.com Inc. ADR	296,254	18,418
*,^ Autohome Inc. ADR		204,697	17,526
*	Meituan Dianping Class B	1,904,300	16,726
	Tsingtao Brewery Co. Ltd.	1,824,000	11,622
	Brilliance China Automotive Holdings Ltd.	6,180,000	6,834
*	Baidu Inc. ADR	46,842	5,497
	Want Want China Holdings Ltd.	6,065,557	4,933
	Yum China Holdings Inc.	105,574	4,877
	China Mengniu Dairy Co. Ltd.	1,084,000	4,203
	Tingyi Cayman Islands Holding Corp.	2,425,608	4,052
	Li Ning Co. Ltd.	1,027,833	2,431
2	BAIC Motor Corp. Ltd.	2,138,132	1,342
	Ajisen China Holdings Ltd.	2,393,000	975
*	Goodbaby International Holdings Ltd.	1,515,000	344
			266,221
Colombia (0.1%)
	Bancolombia SA ADR	88,016	4,492
	Grupo Aval Acciones y Valores Preference Shares	2,867,790	1,147
			5,639
Czech Republic (0.0%)
	Komercni banka as	54,453	2,170

Denmark (0.9%)
	AP Moller - Maersk A/S Class B	12,793	15,919
*	Genmab A/S	76,237	14,031
	Coloplast A/S Class B	58,627	6,627
	Vestas Wind Systems A/S	68,126	5,902
	Novo Nordisk A/S Class B	80,551	4,114
	GN Store Nord A/S	81,559	3,813
*	Demant A/S	92,385	2,875
	Carlsberg A/S Class B	15,983	2,121
2	Orsted A/S	9,134	790
	Danske Bank A/S	23,150	367
			56,559
Finland (0.2%)
	Sampo Oyj Class A	102,138	4,821
	Tikkurila Oyj	273,780	4,612

Nordea Bank Abp	163,088	1,184
Wartsila OYJ Abp	55,777	810
		11,427
France (2.6%)
Pernod Ricard SA	285,076	52,504
Bureau Veritas SA	1,038,152	25,624
Legrand SA	325,269	23,780
Schneider Electric SE	232,394	21,028
EssilorLuxottica SA	147,263	19,192
Airbus SE	26,246	3,714
Edenred	69,538	3,544
BNP Paribas SA	55,112	2,613
*,^ Eurofins Scientific SE	4,975	2,195
AXA SA	79,458	2,087
Alten SA	13,486	1,617
Thales SA	12,913	1,595
Getlink SE	98,969	1,585
Teleperformance	6,525	1,307
ArcelorMittal	72,624	1,299
L'Occitane International SA	590,130	1,166
TOTAL SA	19,137	1,073
JCDecaux SA	31,032	940
Elis SA	29,319	532
Neopost SA	18,062	386
Vicat SA	7,763	386
Imerys SA	5,566	295
Elis SA (XLON)	14,337	260
		168,722
Germany (2.5%)
SAP SE	456,560	62,591
Henkel AG & Co. KGaA Preference Shares	251,007	24,553
Deutsche Boerse AG	170,554	24,077
Infineon Technologies AG	668,333	11,876
Henkel AG & Co. KGaA	86,803	7,978
adidas AG	14,228	4,402
Fresenius Medical Care AG & Co. KGaA	52,879	4,153
BASF SE	34,962	2,543
Brenntag AG	46,793	2,296
Deutsche Telekom AG	127,667	2,212
Volkswagen AG Preference Shares	12,817	2,159
Axel Springer SE	30,599	2,152
Bayerische Motoren Werke AG	26,960	1,993
Stabilus SA	25,782	1,195
CTS Eventim AG & Co. KGaA	23,058	1,072
* HelloFresh SE	112,348	1,070
Hannover Rueck SE	6,014	972
Symrise AG Class A	8,035	774
TUI AG	71,392	698
Gerresheimer AG	7,755	571
GEA Group AG	15,533	441
* zooplus AG	1,759	240
		160,018
Greece (0.2%)
Eurobank Ergasias SA	10,921,892	10,750
JUMBO SA	154,147	2,984

Fourlis Holdings SA	265,290	1,561
		15,295
Hong Kong (2.1%)
AIA Group Ltd.	7,256,400	78,361
Jardine Matheson Holdings Ltd.	384,500	24,252
Sands China Ltd.	2,652,400	12,671
CK Hutchison Holdings Ltd.	737,800	7,277
HSBC Holdings plc	778,800	6,504
Stella International Holdings Ltd.	2,182,173	3,689
* Esprit Holdings Ltd.	8,023,714	1,531
Hongkong & Shanghai Hotels Ltd.	1,108,200	1,443
Television Broadcasts Ltd.	617,600	1,033
First Pacific Co. Ltd.	2,353,250	955
Dairy Farm International Holdings Ltd.	99,100	708
SmarTone Telecommunications Holdings Ltd.	334,694	319
New World Development Co. Ltd.	117,000	183
Texwinca Holdings Ltd.	206,823	63
		138,989
India (2.0%)
Housing Development Finance Corp. Ltd.	1,386,851	44,037
*,2 Reliance Industries Ltd. GDR	852,381	30,815
ICICI Bank Ltd. ADR	1,763,042	22,197
ICICI Bank Ltd.	2,612,911	16,542
* Axis Bank Ltd.	606,169	7,098
* Vodafone Idea Ltd.	24,012,068	4,225
Bharti Airtel Ltd.	667,601	3,352
Yes Bank Ltd.	1,004,359	1,581
Shriram Transport Finance Co. Ltd.	100,235	1,569
Genpact Ltd.	37,418	1,425
		132,841
Indonesia (0.0%)
Media Nusantara Citra Tbk PT	23,105,650	1,701

Ireland (1.4%)
CRH plc	1,361,124	44,483
* Ryanair Holdings plc ADR	388,471	24,916
Bank of Ireland Group plc	3,615,643	18,916
Flutter Entertainment plc (XLON)	29,217	2,201
Irish Continental Group plc	197,470	980
Flutter Entertainment plc	7,403	557
*,§ Irish Bank Resolution Corp. Ltd.	122,273	—
		92,053
Italy (0.2%)
CNH Industrial NV	354,113	3,638
* Saipem SPA	520,872	2,600
UniCredit SPA	157,272	1,936
Davide Campari-Milano SPA	136,917	1,341
Intesa Sanpaolo SPA (Registered)	280,426	600
Amplifon SPA	22,969	538
		10,653
Japan (7.2%)
MS&AD Insurance Group Holdings Inc.	1,646,100	52,324
Olympus Corp.	2,892,400	32,189
Advantest Corp.	1,064,400	29,304
Sumitomo Mitsui Trust Holdings Inc.	792,100	28,778

SMC Corp.	74,100	27,778
Bridgestone Corp.	564,000	22,249
Toyota Motor Corp.	330,900	20,537
Tokio Marine Holdings Inc.	402,400	20,191
CyberAgent Inc.	542,100	19,755
KDDI Corp.	694,400	17,670
Persol Holdings Co. Ltd.	705,900	16,642
Sompo Holdings Inc.	387,100	14,974
Secom Co. Ltd.	171,200	14,752
Kyocera Corp.	221,400	14,507
Sysmex Corp.	219,300	14,347
Koito Manufacturing Co. Ltd.	140,900	7,540
Hitachi Ltd.	174,800	6,431
USS Co. Ltd.	289,500	5,719
Nippon Telegraph & Telephone Corp.	121,800	5,675
West Japan Railway Co.	49,000	3,966
Sumitomo Mitsui Financial Group Inc.	109,400	3,878
East Japan Railway Co.	36,700	3,437
Seven & i Holdings Co. Ltd.	100,900	3,419
Kao Corp.	44,300	3,380
Kirin Holdings Co. Ltd.	152,700	3,297
Mitsubishi Estate Co. Ltd.	171,600	3,198
Dai-ichi Life Holdings Inc.	207,600	3,141
Resona Holdings Inc.	733,100	3,058
Sohgo Security Services Co. Ltd.	63,800	2,949
Japan Post Holdings Co. Ltd.	258,900	2,932
NTT Data Corp.	199,600	2,665
Inpex Corp.	263,200	2,385
Bandai Namco Holdings Inc.	44,950	2,181
Mitsubishi Corp.	73,000	1,929
Obayashi Corp.	178,700	1,765
NEC Corp.	43,400	1,713
Fuji Media Holdings Inc.	119,600	1,671
TDK Corp.	19,400	1,511
Toyo Suisan Kaisha Ltd.	36,100	1,488
Alfresa Holdings Corp.	60,000	1,484
FUJIFILM Holdings Corp.	29,200	1,482
SCSK Corp.	29,900	1,474
ITOCHU Corp.	75,700	1,450
Mizuho Financial Group Inc.	985,800	1,433
Nissan Chemical Corp.	31,300	1,414
Sekisui Chemical Co. Ltd.	91,500	1,378
Marui Group Co. Ltd.	66,500	1,356
Toray Industries Inc.	177,500	1,349
Daiwa House Industry Co. Ltd.	46,000	1,344
Daifuku Co. Ltd.	23,600	1,333
AEON Financial Service Co. Ltd.	76,800	1,240
Omron Corp.	23,200	1,217
* Renesas Electronics Corp.	230,500	1,147
Nomura Holdings Inc.	307,200	1,088
Nippon Television Holdings Inc.	72,970	1,083
Maeda Corp.	130,800	1,050
Sumitomo Electric Industries Ltd.	74,500	981
Nomura Co. Ltd.	76,000	951
Tokyo Gas Co. Ltd.	39,800	938
Sega Sammy Holdings Inc.	76,700	934
LIXIL Group Corp.	57,700	915

Matsumotokiyoshi Holdings Co. Ltd.	29,400	864
Casio Computer Co. Ltd.	68,700	857
Otsuka Holdings Co. Ltd.	26,200	856
Toyo Seikan Group Holdings Ltd.	42,200	839
Takeda Pharmaceutical Co. Ltd.	22,800	811
Shimizu Corp.	95,200	793
TechnoPro Holdings Inc.	14,500	774
Toyota Industries Corp.	13,900	767
Fukuoka Financial Group Inc.	40,600	744
Obic Co. Ltd.	6,400	727
Ushio Inc.	55,800	721
Azbil Corp.	28,400	695
Hoshizaki Corp.	9,200	686
Sawai Pharmaceutical Co. Ltd.	12,200	660
Japan Tobacco Inc.	29,900	659
Senko Group Holdings Co. Ltd.	82,200	650
SHO-BOND Holdings Co. Ltd.	17,800	628
Ryohin Keikaku Co. Ltd.	3,300	598
MediPal Holdings Corp.	27,000	597
Subaru Corp.	24,400	594
Mitsubishi Logistics Corp.	19,300	532
Tohoku Electric Power Co. Inc.	52,500	531
Rohm Co. Ltd.	7,600	512
Asics Corp.	46,900	509
Nippon Suisan Kaisha Ltd.	74,900	465
Yamato Holdings Co. Ltd.	21,800	444
Kansai Electric Power Co. Inc.	35,400	406
Sumitomo Metal Mining Co. Ltd.	13,000	390
Aeon Delight Co. Ltd.	12,200	361
Isetan Mitsukoshi Holdings Ltd.	44,200	359
Onward Holdings Co. Ltd.	51,600	285
Jafco Co. Ltd.	7,200	265
Tokyo Ohka Kogyo Co. Ltd.	6,700	210
Nippon Shokubai Co. Ltd.	2,900	192
Yamada Denki Co. Ltd.	34,700	154
Megmilk Snow Brand Co. Ltd.	5,300	116
		472,617
Kenya (0.0%)
East African Breweries Ltd.	1,099,697	2,143

Mexico (0.3%)
* Genomma Lab Internacional SAB de CV Class B	6,621,932	6,010
Gentera SAB de CV	4,670,905	4,037
Grupo Lala SAB de CV	2,400,011	2,950
Grupo Financiero Inbursa SAB de CV	1,290,371	1,866
2 Nemak SAB de CV	3,663,895	1,718
Grupo Televisa SAB ADR	184,527	1,558
Industrias Bachoco SAB de CV Class B	280,728	1,176
		19,315
Netherlands (1.4%)
Unilever NV	790,460	48,027
2 Signify NV	825,535	24,358
Heineken NV	41,002	4,570
Akzo Nobel NV	26,651	2,504
Koninklijke Philips NV	56,803	2,470
Koninklijke Ahold Delhaize NV	98,245	2,206

Koninklijke KPN NV	588,884	1,808
ASML Holding NV	5,749	1,196
Boskalis Westminster	42,496	980
Coca-Cola European Partners plc	13,545	765
Randstad NV	11,407	626
*,2 Takeaway.com NV	2,411	226
89,736
New Zealand (0.0%)
Spark New Zealand Ltd.	505,038	1,359
SKY Network Television Ltd.	622,375	493
1,852
Norway (0.6%)
Schibsted ASA Class A	641,964	17,732
Schibsted ASA Class B	300,676	7,846
*	Adevinta ASA Class A	641,964	7,134
*	Adevinta ASA Class B	300,676	3,313
Equinor ASA	77,229	1,532
DNB ASA	57,082	1,064
38,621
Other (0.3%)
3	Vanguard FTSE Emerging Markets ETF	499,140	21,228

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	121,068	2,018

Philippines (0.0%)
Lopez Holdings Corp.	4,585,549	370

Poland (0.0%)
Eurocash SA	267,209	1,474

Russia (0.8%)
Sberbank of Russia PJSC ADR	1,812,012	27,688
*	Mail.Ru Group Ltd. GDR (XLON)	471,234	11,990
*	Yandex NV Class A	83,752	3,183
PhosAgro PJSC GDR	227,591	2,987
*	Global Ports Investments plc GDR	794,186	2,275
Lukoil PJSC ADR	23,975	2,027
Magnit PJSC	30,977	1,832
Globaltrans Investment plc GDR	143,255	1,333
*	Mail.Ru Group Ltd. GDR	2,727	70
53,385
Singapore (0.2%)
Great Eastern Holdings Ltd.	216,800	4,095
Delfi Ltd.	3,724,100	3,577
United Overseas Bank Ltd.	153,500	2,968
Haw Par Corp. Ltd.	150,341	1,569
DBS Group Holdings Ltd.	73,900	1,420
United Industrial Corp. Ltd.	160,200	348
13,977
South Africa (2.2%)
Naspers Ltd.	500,564	121,162
Anglo American Platinum Ltd.	119,481	7,109
Telkom SA SOC Ltd.	754,652	4,936
Tiger Brands Ltd.	293,147	4,657

Cie Financiere Richemont SA (XJSE)	280,421	2,380
Raubex Group Ltd.	1,151,625	1,584
Grindrod Ltd.	3,089,104	1,328
Old Mutual Ltd.	571,319	860
Tsogo Sun Holdings Ltd.	584,936	633
* Tsogo Sun Hotels Ltd.	584,936	174
		144,823
South Korea (1.1%)
Samsung Electronics Co. Ltd.	952,434	38,783
Shinhan Financial Group Co. Ltd.	201,001	7,818
Samsung Fire & Marine Insurance Co. Ltd.	23,559	5,470
LG Corp.	60,492	4,027
SK Hynix Inc.	53,276	3,205
Hyundai Motor Co.	25,410	3,084
Hana Financial Group Inc.	80,163	2,598
KT Corp. ADR	176,411	2,182
S-1 Corp.	22,461	1,898
Hankook Tire & Technology Co. Ltd.	57,894	1,761
KT Corp.	52,767	1,296
GS Home Shopping Inc.	7,253	1,082
		73,204
Spain (0.1%)
Viscofan SA	26,411	1,384
Bankia SA	477,930	1,129
2 Gestamp Automocion SA	160,020	947
Acerinox SA	79,138	796
* Ferrovial SA	21,072	539
Mediaset Espana Comunicacion SA	43,515	317
Banco Santander SA	66,923	310
		5,422
Sweden (1.1%)
Atlas Copco AB Class B	870,612	25,030
Epiroc AB Class B	1,597,584	15,847
* Spotify Technology SA	77,653	11,354
Svenska Handelsbanken AB Class A	1,138,142	11,232
Assa Abloy AB Class B	244,081	5,507
Sandvik AB	138,505	2,545
Millicom International Cellular SA	25,194	1,418
Swedish Match AB	23,387	989
Nordic Entertainment Group AB Class B	33,767	793
* Modern Times Group MTG AB Class B	33,413	375
Nordea Bank Abp	2,971	22
		75,112
Switzerland (3.0%)
Cie Financiere Richemont SA	553,622	47,045
Nestle SA	365,095	37,795
Schindler Holding AG	151,233	33,710
Novartis AG	271,681	24,802
Roche Holding AG	57,530	16,177
Geberit AG	34,184	15,978
Kuehne & Nagel International AG	59,862	8,892
Adecco Group AG	52,738	3,169
Logitech International SA	42,037	1,680
Sonova Holding AG	7,107	1,618
DKSH Holding AG	18,573	1,088
UBS Group AG	72,621	863

Helvetia Holding AG	5,360	673
* Alcon Inc.	3,106	192
		193,682
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	863,601	33,827
Taiwan Semiconductor Manufacturing Co. Ltd.	1,736,577	13,282
Yungtay Engineering Co. Ltd.	2,390,000	5,395
Delta Electronics Inc.	858,488	4,363
Giant Manufacturing Co. Ltd.	471,469	3,697
Teco Electric and Machinery Co. Ltd.	4,857,190	3,570
* PChome Online Inc.	563,510	2,052
Chroma ATE Inc.	439,000	1,959
Merida Industry Co. Ltd.	246,547	1,457
		69,602
Thailand (0.1%)
Kasikornbank PCL (Foreign)	407,200	2,517
Bangkok Bank PCL (Foreign)	178,600	1,160
* BEC World PCL (Foreign)	2,348,800	674
		4,351
Turkey (0.1%)
* Turkiye Garanti Bankasi AS	2,008,866	3,155
Ulker Biskuvi Sanayi AS	384,377	1,289
		4,444
United Kingdom (5.7%)
Prudential plc	5,123,452	111,850
BHP Group plc	1,396,635	35,718
Reckitt Benckiser Group plc	418,604	33,051
Spectris plc	449,231	16,409
Hays plc	6,781,527	13,549
* Just Eat plc	1,501,646	11,909
GlaxoSmithKline plc	414,699	8,313
WPP plc	645,974	8,137
Intertek Group plc	98,747	6,903
Compass Group plc	242,354	5,810
Rightmove plc	805,750	5,482
Standard Chartered plc	555,802	5,042
BP plc	682,698	4,756
Unilever plc	75,957	4,715
HomeServe plc	304,270	4,585
Diageo plc	101,863	4,384
3i Group plc	294,966	4,173
2 Merlin Entertainments plc	723,364	4,135
RELX plc	159,855	3,877
Bunzl plc	125,397	3,309
Experian plc	107,355	3,252
Anglo American plc Ordinary Shares	105,911	3,027
DCC plc	31,453	2,806
Glencore plc	770,283	2,666
SSP Group plc	299,929	2,614
Rolls-Royce Holdings plc	237,715	2,540
Antofagasta plc	206,229	2,436
Rio Tinto plc	38,718	2,396
Barclays plc	1,192,328	2,268
Royal Dutch Shell plc Class A	68,703	2,237
Admiral Group plc	78,687	2,206
Informa plc	193,692	2,054

	DS Smith plc	445,108	2,053
2	ConvaTec Group plc	1,090,285	2,020
	G4S plc	754,192	1,995
	Lloyds Banking Group plc	2,768,111	1,988
*	Serco Group plc	1,084,271	1,982
	Royal Dutch Shell plc Class B	59,916	1,963
	GVC Holdings plc	232,514	1,927
	BAE Systems plc	299,696	1,884
	ITV plc	1,217,122	1,669
	WH Smith plc	65,317	1,636
2	Auto Trader Group plc	208,613	1,453
	Tesco plc	499,377	1,440
	Carnival plc	32,274	1,420
	Inchcape plc	146,269	1,146
*	Georgia Capital plc	80,150	1,112
	IG Group Holdings plc	149,595	1,109
	St. James's Place plc	77,993	1,089
	easyJet plc	89,085	1,079
	Jupiter Fund Management plc	198,172	1,064
	Smith & Nephew plc	42,632	926
*	Capita plc	635,382	852
	Provident Financial plc	157,101	823
	TUI AG	73,823	725
	Pagegroup plc	106,342	692
	Barratt Developments plc	92,859	676
	John Wood Group plc	110,426	636
	National Grid plc	57,632	613
	Close Brothers Group plc	31,761	570
	Rotork plc	138,478	557
	National Express Group plc	104,832	535
	British American Tobacco plc	15,086	527
	Pets at Home Group plc	218,515	517
	Rathbone Brothers plc	18,184	512
	Daily Mail & General Trust plc	48,684	483
	Devro plc	183,523	483
	Vodafone Group plc	284,148	466
	International Personal Finance plc	297,621	454
	IMI plc	33,748	445
	Playtech plc	68,120	369
2	McCarthy & Stone plc	203,379	353
	Euromoney Institutional Investor plc	18,107	300
	Petrofac Ltd.	47,259	259
*,^ Thomas Cook Group plc		1,494,021	249
	Moneysupermarket.com Group plc	42,634	223
2	Non-Standard Finance plc	419,844	192
			370,075
United States (48.0%)
Communication Services (4.6%)
*	Alphabet Inc. Class C	81,799	88,417
*	Facebook Inc. Class A	434,417	83,842
*	Alphabet Inc. Class A	38,178	41,339
*	Zillow Group Inc.	599,871	27,828
*	Netflix Inc.	58,008	21,308
	Omnicom Group Inc.	204,244	16,738
*	Electronic Arts Inc.	79,549	8,055
	Activision Blizzard Inc.	148,829	7,025
	Entercom Communications Corp. Class A	894,654	5,189

*	Zillow Group Inc. Class A	44,560	2,039
			301,780
Consumer Discretionary (6.6%)
*	Amazon.com Inc.	69,884	132,334
*	Booking Holdings Inc.	24,663	46,236
	Royal Caribbean Cruises Ltd.	299,150	36,260
	Service Corp. International	736,521	34,455
*	GrubHub Inc.	344,396	26,859
*	CarMax Inc.	279,664	24,283
*	Chipotle Mexican Grill Inc. Class A	31,383	23,000
*	Chegg Inc.	518,067	19,992
*,^ Tesla Inc.		79,361	17,734
	TJX Cos. Inc.	286,019	15,125
*	AutoZone Inc.	12,409	13,643
*	Visteon Corp.	154,997	9,080
*	Ulta Beauty Inc.	25,364	8,799
	Harley-Davidson Inc.	188,660	6,760
^	Williams-Sonoma Inc.	98,504	6,403
	Wolverine World Wide Inc.	202,592	5,579
			426,542
Consumer Staples (3.4%)
	Procter & Gamble Co.	427,820	46,910
	Hershey Co.	248,157	33,260
	Archer-Daniels-Midland Co.	729,745	29,774
	Coca-Cola Co.	534,929	27,239
	Bunge Ltd.	456,414	25,427
	Colgate-Palmolive Co.	276,443	19,813
	Costco Wholesale Corp.	56,761	15,000
	Kimberly-Clark Corp.	83,206	11,090
	PepsiCo Inc.	83,157	10,904
	PriceSmart Inc.	43,605	2,229
			221,646
Energy (1.3%)
	Apache Corp.	1,538,816	44,579
	EOG Resources Inc.	304,573	28,374
	National Oilwell Varco Inc.	525,170	11,675
	TechnipFMC plc	18,458	476
			85,104
Financials (10.2%)
	Moody's Corp.	382,091	74,626
	Wells Fargo & Co.	1,116,334	52,825
	MarketAxess Holdings Inc.	160,148	51,475
	Travelers Cos. Inc.	335,755	50,202
	US Bancorp	859,753	45,051
*	Markel Corp.	40,649	44,291
	Arthur J Gallagher & Co.	449,442	39,367
	American Express Co.	273,420	33,751
	Loews Corp.	581,423	31,786
	Hartford Financial Services Group Inc.	557,253	31,050
*	Berkshire Hathaway Inc. Class B	139,173	29,668
*	LendingTree Inc.	57,004	23,943
	Chubb Ltd.	152,635	22,482
	TD Ameritrade Holding Corp.	438,682	21,899
	Aflac Inc.	395,968	21,703
	Bank of New York Mellon Corp.	384,380	16,970
	Jefferies Financial Group Inc.	859,474	16,528

Interactive Brokers Group Inc.	266,377	14,438
* Alleghany Corp.	19,549	13,315
Willis Towers Watson plc	53,690	10,284
First Republic Bank	105,174	10,270
M&T Bank Corp.	30,565	5,198
T. Rowe Price Group Inc.	45,278	4,967
		666,089
Health Care (7.4%)
Anthem Inc.	332,736	93,901
Johnson & Johnson	505,421	70,395
* Waters Corp.	267,869	57,656
Merck & Co. Inc.	570,607	47,845
Thermo Fisher Scientific Inc.	145,815	42,823
ResMed Inc.	296,280	36,155
* Seattle Genetics Inc.	389,811	26,979
* Novocure Ltd.	355,187	22,459
* Illumina Inc.	48,822	17,974
* Myriad Genetics Inc.	600,039	16,669
* ABIOMED Inc.	58,121	15,140
Baxter International Inc.	154,822	12,680
* Alnylam Pharmaceuticals Inc.	173,662	12,601
* Globus Medical Inc.	192,233	8,131
		481,408
Industrials (4.0%)
* Kirby Corp.	484,081	38,242
3M Co.	118,616	20,561
United Parcel Service Inc. Class B	195,595	20,199
Union Pacific Corp.	114,487	19,361
Wabtec Corp.	249,378	17,895
* SiteOne Landscape Supply Inc.	258,090	17,886
United Technologies Corp.	130,965	17,052
Expeditors International of Washington Inc.	212,265	16,102
* Stericycle Inc.	335,111	16,002
* Axon Enterprise Inc.	247,602	15,898
CH Robinson Worldwide Inc.	176,075	14,852
Fastenal Co.	438,746	14,299
* NOW Inc.	829,723	12,247
* Univar Inc.	353,352	7,788
PACCAR Inc.	108,032	7,742
Lincoln Electric Holdings Inc.	71,884	5,917
		262,043
Information Technology (8.2%)
Mastercard Inc. Class A	291,129	77,012
Visa Inc. Class A	389,787	67,648
Oracle Corp.	1,151,542	65,603
Texas Instruments Inc.	413,899	47,499
Microsoft Corp.	322,617	43,218
Intel Corp.	873,300	41,805
Teradyne Inc.	448,839	21,504
Applied Materials Inc.	476,387	21,395
Analog Devices Inc.	164,430	18,559
Paychex Inc.	217,669	17,912
TE Connectivity Ltd.	183,148	17,542
Maxim Integrated Products Inc.	283,344	16,950
* PayPal Holdings Inc.	138,234	15,822
Broadridge Financial Solutions Inc.	122,657	15,661

*	Trade Desk Inc. Class A			59,843	13,631
	Dolby Laboratories Inc. Class A			171,436	11,075
	Accenture plc Class A			59,141	10,927
*	IPG Photonics Corp.			32,669	5,039
	Xilinx Inc.			32,819	3,870
					532,672
Materials (1.5%)
	Martin Marietta Materials Inc.			173,000	39,809
	PPG Industries Inc.			172,155	20,092
	Linde plc			87,599	17,590
	Albemarle Corp.			153,043	10,776
*	Axalta Coating Systems Ltd.			354,578	10,556
					98,823
Other (0.0%)
*,§ Sun-Times Media Group Inc. Class A				130,959	—

Real Estate (0.8%)
	Rayonier Inc.			509,271	15,431
*	Howard Hughes Corp.			112,160	13,890
	Weyerhaeuser Co.			514,470	13,551
^	Tanger Factory Outlet Centers Inc.			704,030	11,412
					54,284
Total United States					3,130,391
Total Common Stocks (Cost $5,052,431)					6,250,685
		Coupon
Temporary Cash Investments (4.5%)1
Money Market Fund (4.4%)
4,5 Vanguard Market Liquidity Fund		2.499%		2,851,009	285,158

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.386%	7/5/19	750	750
6	United States Treasury Bill	2.385%	8/1/19	1,000	998
6	United States Treasury Bill	2.349%	8/15/19	5,100	5,087
	United States Treasury Bill	2.048%	11/21/19	750	744
					7,579
Total Temporary Cash Investments (Cost $292,674)					292,737
Total Investments (100.3%) (Cost $5,345,105)					6,543,422
Other Assets and Liabilities-Net (-0.3%)5					(19,383)
Net Assets (100%)					6,524,039

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,148,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $74,800,000, representing 1.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $21,860,000 of collateral received for securities on loan.
6 Securities with a value of $6,735,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index				September 2019	613	90,240	1,509
Dow Jones EURO STOXX 50 Index				September 2019	453	17,854	201
Topix Index				September 2019	78	11,221	(6)
FTSE 100 Index				September 2019	115	10,762	23
S&P ASX 200 Index				September 2019	44	5,065	46
Nikkei 225 Index				September 2019	11	1,083	7
							1,780

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement				Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan
Stanley
Capital
Services
LLC	9/25/19	EUR	16,601	USD	18,791	217	—

Citibank, N.A.	9/18/19	JPY	1,254,627	USD	11,645	61	—
Toronto-
Dominion
Bank	9/24/19	GBP	8,410	USD	10,719	2	—
JPMorgan
Chase Bank,
N.A.	9/24/19	AUD	8,531	USD	5,876	129	—
Toronto-
Dominion
Bank	9/17/19	JPY	189,170	USD	1,756	9	—
JPMorgan
Chase Bank,
N.A.	9/24/19	GBP	151	USD	192	—	—
Barclays
Bank plc	9/25/19	USD	1,128	EUR	997	—	(14)
JPMorgan
Chase Bank,
N.A.	9/24/19	USD	1,109	EUR	965	4	—
Bank of
America,	9/24/19	USD	893	AUD	1,297	—	(20)

Global Equity Fund

N.A.
JPMorgan
Chase Bank,
N.A.	9/17/19	USD	678	JPY	72,342	4	—
State Street
Bank and
Trust
Company	9/24/19	USD	562	GBP	439	2	—
JPMorgan
Chase Bank,
N.A.	9/23/19	USD	173	AUD	247	—	(1)
Citibank,
N.A.	9/23/19	USD	173	AUD	247	—	(1)
						428	(36)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Global Equity Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

Global Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	3,129,915	476	—
Common Stocks—International	650,348	2,469,946	—
Temporary Cash Investments	285,158	7,579	—
Futures Contracts—Assets[1]	408	—	—
Forward Currency Contracts—Assets	—	428	—
Forward Currency Contracts—Liabilities	—	(36)	—
Total	4,065,829	2,478,393	—
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets ETF	21,093	81,493	83,116	(2,764)	4,522	265	—	21,228
Vanguard Market
Liquidity Fund	256,293	NA1	NA1	19	71	4,560	—	285,158
Total	277,386			(2,745)	4,593	4,825	—	306,386
1 Not applicable—purchases and sales are for temporary cash investment purposes.